Loans, borrowings, leases, cash and cash equivalents and short-term investments - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
R$
Cash and cash equivalents
Cash and cash equivalents	$ 2,849	$ 2,822
US$
Cash and cash equivalents
Cash and cash equivalents	10,195	4,361
Other currencies
Cash and cash equivalents
Cash and cash equivalents	$ 443	$ 167